CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 1,885	$ 1,960
Accounts receivable	3,157	4,052
Inventories	3,617	3,761
Income taxes receivable	727	133
Total current assets	9,386	9,906
Property, plant and equipment, net	68,130	72,640
Exploration and evaluation	2,286	2,428
Other assets	1,277	1,194
Goodwill and other intangible assets	3,328	3,058
Deferred income taxes	209	209
Total assets	84,616	89,435
Current liabilities.
Short-term debt	3,566	2,155
Current Portion of Longterm Borrowings Excluding Current Finance Leases and Current Lease Liabilities	1,413
Current portion of long-term lease liabilities	272	310
Accounts payable and accrued liabilities	4,684	6,555
Current portion of provisions	527	631
Income taxes payable	87	886
Total current liabilities	10,549	10,537
Long-term debt	13,812	12,884
Long-term lease liabilities	2,636	2,621
Other long-term liabilities	2,840	2,499
Provisions	10,055	8,676
Deferred income taxes	8,967	10,176
Equity	35,757	42,042
Total liabilities and shareholders' equity	$ 84,616	$ 89,435